CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES (Tables)	12 Months Ended
Dec. 31, 2024
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Schedule of contract assets contract liabilities and merchant advances

	2024	2023

Contract assets	44,732	32,385

	2024	2023

Contract liabilities and merchant advances	1,906,945	2,056,628